CONDENSED, CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended				12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
OPERATING ACTIVITIES
Net income (loss)	$ (599,292)		$ 339,666		$ 410,322		$ (723,901)		$ (495,668)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation of flight equipment	1,386,793		1,440,502		1,918,728		1,864,735		1,963,175
Deferred income taxes	(331,082)		(74,501)		(62,971)		(468,329)		(312,461)
Amortization of deferred debt issue costs	41,685		56,702		73,935		64,174		56,227
Amortization of debt discount	5,436		9,681		14,191		13,706		11,968
Amortization of prepaid lease costs	64,079		45,661		61,518		63,369		47,809
Aircraft impairment charges and fair value adjustments	1,324,937		190,721		192,362		1,737,508		1,663,189
Forfeitures of customer deposits	(30,328)		(17,469)		(42,607)		(14,178)		(7,951)
Loss on extinguishment of debt	17,695		22,934		22,934
Other, including gain on aircraft sales and disposals	(4,235)		(27,926)		(15,641)	[1]	(50,696)	[1]	(29,955)	[1]
Changes in operating assets and liabilities:
Lease receivables and other assets	(68,178)		83,269		142,552		(7,986)		41,723
Accrued interest and other payables	28,871		181,949		100,343		(33,373)		119,391
Current income taxes and other tax liabilities	(8,018)		3,226		17,791		93,989		78,687
Net cash provided by operating activities	1,828,363		2,254,415		2,823,326		2,568,159		3,213,796
INVESTING ACTIVITIES
Acquisition of flight equipment	(1,507,279)		(1,515,670)		(1,772,817)		(377,037)		(240,320)
Payments for deposits and progress payments	(267,503)		(137,504)		(233,677)		(158,932)		(61,085)
Proceeds from disposal of flight equipment	391,796		237,128		521,231		296,384		2,123,581
Change in restricted cash	274,504		43,750		(280,581)		42,336		(141,897)
Collections of notes receivable	5,803		10,117		11,066		45,543		72,015
Collections of finance and sales-type leases	42,884		30,325		41,879		14,958		32,928
Net cash (used in) provided by investing activities	(1,059,795)		(1,331,854)		(1,713,129)		(281,198)		1,779,852
FINANCING ACTIVITIES
Proceeds from debt financing	1,891,080		3,481,146		3,759,188		4,571,526		9,704,094
Payments in reduction of debt financing, net of foreign currency swap settlements	(3,973,845)		(3,675,766)		(3,824,636)		(8,054,223)		(7,989,514)
Debt issue costs	(58,851)		(56,531)		(73,120)		(121,777)		(189,376)
Security and rental deposits received	121,722		114,231		130,109		104,895		193,831
Security and rental deposits returned	(83,110)		(98,996)		(108,191)		(99,421)		(52,367)
Overhaul rentals collected	452,829		366,272		574,979		547,514		500,701
Overhaul rentals reimbursed	(419,863)		(405,957)		(494,779)		(350,744)		(313,974)
Net change in other deposits	(1,019)		24,505		(16,121)		60,576		60,147
Payment of preferred dividends	(271)		(300)		(420)		(544)		(601)
Net cash (used in) provided by financing activities	(2,071,328)		(251,396)		(57,419)		(3,380,213)		(2,260,949)
Net increase (decrease) in cash	(1,302,760)		671,165		1,052,778		(1,093,252)		2,732,699
Effect of exchange rate changes on cash	491		36		(200)		564		(1,913)
Cash at beginning of period	3,027,587		1,975,009		1,975,009		3,067,697		336,911
Cash at end of period	1,725,318		2,646,210		3,027,587		1,975,009		3,067,697
Cash paid during the period for:
Interest, excluding interest capitalized of $17,336 (2013) and $11,562 (2012)	1,108,606		1,141,323		1,437,366		1,625,905		1,373,045
Income taxes, net	$ 1,903	[2]	$ 5,033	[2]	$ 5,563	[3]	$ 64,261	[3]	$ 15,519	[3]

[1]	Includes foreign exchange adjustments on foreign currency denominated cash, gain on aircraft sales, amortization of asset value guarantees, out of period adjustments relating to pension expenses, and other non-cash items.
[2]	Includes no payment and approximately $2 million paid to AIG for ILFC tax liability for the nine month periods ending September 30, 2013 and 2012, respectively.
[3]	Includes approximately $1.7 million, $58.5 million and $10.1 million paid to AIG for ILFC tax liability for the years ended December 31, 2012, 2011 and 2010, respectively.